Financial instruments(Details 2) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Line Items]
Other current financial assets		$ 366,979	$ 289,189
Other financial assets [Member]
Financial instruments [Line Items]
Other current financial assets	[1]	360,941	284,160
Banco Santander [Member]
Financial instruments [Line Items]
Other current financial assets		163,269	54,364
Banco de Credito e Inversiones [Member]
Financial instruments [Line Items]
Other current financial assets		71,748	40,627
Banco Itau - Corpbanca [Member]
Financial instruments [Line Items]
Other current financial assets		77,527	63,969
Banco Security [Member]
Financial instruments [Line Items]
Other current financial assets		28,592	15,007
Morgan Stanley [Member]
Financial instruments [Line Items]
Other current financial assets		0	3,150
Scotiabank Sud Americano [Member]
Financial instruments [Line Items]
Other current financial assets		13,764	107,043
Banco Chile [Member]
Financial instruments [Line Items]
Other current financial assets		4,834	0
Banco BBVA Chile [Member]
Financial instruments [Line Items]
Other current financial assets		$ 1,207	$ 0

[1]	Relates to term deposits with maturities exceeding 90 days and less than 360 days from the investment date.